Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounting	$ 24,161	$ 36,161
Research and development	378,428	650,584
Legal	9,585	15,273
Other	109,661	163,029
Total	$ 521,835	$ 865,047